NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Short Term Bond Fund

Supplement dated November 30, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

At a special meeting of shareholders held on November 30, 2009, shareholders of the Fund approved a proposal to reinstate the “manager of managers” structure in reliance on exemptive relief the Trust had received from the Securities and Exchange Commission (“Manager of Managers Order”).  Consequently, effectively immediately, the Fund intends to rely on the Manager of Managers Order as disclosed in “Section 4: Multi-Manager Structure” of the Fund’s current prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
Neuberger Berman NVIT Multi Cap Opportunities Fund

Supplement dated November 30, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

At a special meeting of shareholders held on November 30, 2009, shareholders of the Fund approved a proposal to reinstate the “manager of managers” structure in reliance on exemptive relief the Trust had received from the Securities and Exchange Commission (“Manager of Managers Order”).  Consequently, effectively immediately, the Fund intends to rely on the Manager of Managers Order as disclosed in “Section 4: Multi-Manager Structure” of the Fund’s current prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
Van Kampen NVIT Real Estate Fund

Supplement dated November 30, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

At a special meeting of shareholders held on November 30, 2009, shareholders of the Fund approved a proposal to reinstate the “manager of managers” structure in reliance on exemptive relief the Trust had received from the Securities and Exchange Commission (“Manager of Managers Order”).  Consequently, effectively immediately, the Fund intends to rely on the Manager of Managers Order as disclosed in “Section 4: Multi-Manager Structure” of the Fund’s current prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund

Supplement dated November 30, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

At a special meeting of shareholders held on November 30, 2009, shareholders of the Fund approved a proposal to reinstate the “manager of managers” structure in reliance on exemptive relief the Trust had received from the Securities and Exchange Commission (“Manager of Managers Order”).  Consequently, effectively immediately, the Fund intends to rely on the Manager of Managers Order as disclosed in “Section 4: Multi-Manager Structure” of the Fund’s current prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Large Cap Growth Fund

Supplement dated November 30, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

At a special meeting of shareholders held on November 30, 2009, shareholders of the Fund approved a proposal to reinstate the “manager of managers” structure in reliance on exemptive relief the Trust had received from the Securities and Exchange Commission (“Manager of Managers Order”).  Consequently, effectively immediately, the Fund intends to rely on the Manager of Managers Order as disclosed in “Section 4: Multi-Manager Structure” of the Fund’s current prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Mid Cap Growth Fund

Supplement dated November 30, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

At a special meeting of shareholders held on November 30, 2009, shareholders of the Fund approved a proposal to reinstate the “manager of managers” structure in reliance on exemptive relief the Trust had received from the Securities and Exchange Commission (“Manager of Managers Order”).  Consequently, effectively immediately, the Fund intends to rely on the Manager of Managers Order as disclosed in “Section 4: Multi-Manager Structure” of the Fund’s current prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Mid Cap Value Fund

Supplement dated November 30, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

At a special meeting of shareholders held on November 30, 2009, shareholders of the Fund approved a proposal to reinstate the “manager of managers” structure in reliance on exemptive relief the Trust had received from the Securities and Exchange Commission (“Manager of Managers Order”).  Consequently, effectively immediately, the Fund intends to rely on the Manager of Managers Order as disclosed in “Section 4: Multi-Manager Structure” of the Fund’s current prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Large Cap Value Fund

Supplement dated November 30, 2009
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

At a special meeting of shareholders held on November 30, 2009, shareholders of the Fund approved a proposal to reinstate the “manager of managers” structure in reliance on exemptive relief the Trust had received from the Securities and Exchange Commission (“Manager of Managers Order”).  Consequently, effectively immediately, the Fund intends to rely on the Manager of Managers Order as disclosed in “Section 4: Multi-Manager Structure” of the Fund’s current prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE